General and Administrative Expenses	12 Months Ended
Dec. 31, 2021
General And Administrative Expenses
General and Administrative Expenses

Note 11 – General and Administrative Expenses

	Year ended December 31,
	2021	2020	2019
	(in thousands)
Stock-based compensation	$1,225	$1,194	$1,349
Professional fees	897	796	877
Salaries and benefits	1,617	828	856
Rent and office-maintenance fees	530	430	482
Investor relations and business development expenses	242	293	364
Insurance and other expenses	1,150	587	268
	$5,661	$4,128	$4,196

GALMED PHARMACEUTICALS LTD.

Notes to Consolidated Financial Statements